Income Taxes - Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Valuation Allowances and Reserves
Valuation allowance at beginning of year	$ 22,511	$ 16,797
Increases recorded to income tax provision	31,003	7,461
Increase (decrease) recorded to APIC	1,747
Increase (decrease) recorded to APIC		(1,747)
Valuation allowance at end of year	$ 55,261	$ 22,511